Unaudited condensed consolidated statements of stockholders' equity and mezzanine equity - USD ($)	Total	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Redeemable Preferred Stock [Member]	Redeemable Preferred Stock [Member] Series C Redeemable Preferred Stock [Member]	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series A Preferred Stock [Member]	Retained Earnings [Member] Series C Preferred Stock [Member]
Beginning balance at Dec. 31, 2021	$ 96,745,843					$ 3,184	$ 7,959	$ 97,206,257		$ (471,557)
Beginning balance, Shares at Dec. 31, 2021						318,351	795,878
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares						12,365,251
Issuance of common stock (including the exercise of warrants) net of issuance costs	156,804,571					$ 123,653		156,680,918
Dividends declared on preferred shares		$ (870,492)							$ (870,492)
Net income	304,101									304,101
Deemed dividend on warrant inducement	(2,943,675)									(2,943,675)
Incremental fair value of the Class D warrants	2,943,675									2,943,675
Ending balance at Jun. 30, 2022	252,984,023					$ 126,837	$ 7,959	253,016,683		(167,456)
Ending balance, Shares at Jun. 30, 2022						12,683,602	795,878
Beginning balance at Dec. 31, 2022	281,654,518					$ 129,724	$ 8,119	252,912,550		28,604,125
Beginning balance, Shares at Dec. 31, 2022						12,972,358	811,878
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares						3,287,062
Issuance of common stock (including the exercise of warrants) net of issuance costs	11,896,666					$ 32,871		11,863,795
Dividends declared on preferred shares		$ (870,494)	$ (185,000)								$ (870,494)	$ (185,000)
Issuance of restricted shares and stock based compensation	1,091,189					$ 8,279		1,082,910
Issuance of restricted shares and stock based compensation, Shares						827,942
Net income	52,550,587									52,550,587
Distribution of net assets of C3is Inc. to stockholders and warrant holders	(20,957,952)							(20,957,952)
Issuance of Series C preferred shares,Share					13,875
Issuance of Series C preferred shares					$ 10,000,000
Mezzanine Equity, Ending balance at Jun. 30, 2023	10,000,000			$ 10,000,000
Mezzanine Equity, Ending balance, Shares at Jun. 30, 2023			13,875	13,875
Ending balance at Jun. 30, 2023	$ 325,179,514					$ 170,874	$ 8,119	$ 244,901,303		$ 80,099,218
Ending balance, Shares at Jun. 30, 2023						17,087,362	811,878